Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	SubTotal [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 50	$ 120,835	$ 67	$ (120,285)	$ 667		$ 667
Balance, shares at Dec. 31, 2016	49,782,797
Net loss				(809)	(809)		(809)
Cumulative effect of adoption of ASC 606		12		(12)
Net unrealized losses on foreign currency translation, net of tax			10		10		10
Issuance of common stock, net of equity issuance costs	$ 4	1,175			1,179		1,179
Issuance of common stock, net of equity issuance costs, shares	4,359,994
Issuance of restricted stock	$ 1				1		1
Issuance of restricted stock, shares	750,099
Restricted stock issued to settle liability		30			30		30
Restricted stock issued to settle liability, shares	67,045
Exercise of warrants		100			100		100
Exercise of warrants, shares	333,332
Noncash stock-based compensation		772			772		772
Noncontrolling interest
Balance at Dec. 31, 2017	$ 55	122,924	77	(121,106)	1,950		1,950
Balance, shares at Dec. 31, 2017	55,293,267
Net loss				(1,429)	(1,429)		(1,429)
Cumulative effect of adoption of ASC 606				278	278		278
Net unrealized losses on foreign currency translation, net of tax			3		3		3
Issuance of common stock, net of equity issuance costs	$ 2	852			854		854
Issuance of common stock, net of equity issuance costs, shares	1,900,000
Noncash stock-based compensation		242			242		242
Cashless exercise of stock options
Cashless exercise of stock options, shares	22,245
Cancelled restricted stock shares
Cancelled restricted stock shares, shares	(45,859)
Balance at Mar. 31, 2018	$ 57	124,018	80	(122,257)	1,898		1,898
Balance, shares at Mar. 31, 2018	57,169,653
Balance at Dec. 31, 2017	$ 55	122,924	77	(121,106)	1,950		1,950
Balance, shares at Dec. 31, 2017	55,293,267
Net loss				(3,325)	(3,325)		(3,325)
Cumulative effect of adoption of ASC 606				278	278		278
Net unrealized losses on foreign currency translation, net of tax			(6)		(6)		(6)
Issuance of common stock, net of equity issuance costs	$ 9	3,769			3,778		3,778
Issuance of common stock, net of equity issuance costs, shares	8,440,669
Exercise of warrants		138			138		138
Exercise of warrants, shares	456,666
Noncash stock-based compensation		985			985		985
Noncontrolling interest						3,000	3,000
Cashless exercise of stock options
Cashless exercise of stock options, shares	22,245
Balance at Dec. 31, 2018	$ 64	127,816	71	(124,153)	3,798	3,000	6,798
Balance, shares at Dec. 31, 2018	64,212,847
Net loss				(1,349)	(1,349)		(1,349)
Net unrealized losses on foreign currency translation, net of tax			(3)		(3)		(3)
Noncash stock-based compensation		158			158		158
Balance at Mar. 31, 2019	$ 64	$ 127,974	$ 68	$ (125,502)	$ 2,604	$ 3,000	$ 5,604
Balance, shares at Mar. 31, 2019	64,212,847